QUARTERLY INFORMATION (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014 Number	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information [Line Items]
Common Stock, Shares, Outstanding	1,193,078	1,181,068
Number Of Shareholders	1,452
Common Stock, Dividends, Per Share, Cash Paid	$ 0.710	$ 0.610	$ 0.515